Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term investments.
Schedule of changes in long-term investments

Total
RMB
Balance as of December 31, 2021	122,572
Disposal of investments	(972)
Impairment loss of investments	(86,600)
Balance as of December 31, 2022	35,000
Disposal of investment	(35,000)
Balance as of December 31, 2023	—